Consolidated statements of shareholders' equity (Parenthetical) - € / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of shareholders' equity
Par value (in dollars per share)	€ 0	€ 0	€ 0